Other Non-Current Assets - Narrative (Details) shares in Thousands, $ in Thousands, $ in Millions		12 Months Ended
	Dec. 02, 2024 USD ($)	Dec. 31, 2025 USD ($) investment shares	Dec. 31, 2025 CAD ($) investment shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Contingent Consideration		$ 36,000		$ 37,000
Change in the fair value		(1,000)
Galleon Gold Credit Facility		$ 8,000		$ 0
Galleon Gold Corp
Disclosure of detailed information about intangible assets [line items]
Number of investment made | investment		3	3
Receivables due from associates		$ 6,000			$ 8
Common shares purchased (in shares) | shares		18,750	18,750
Common shares purchase warrants (in shares) | shares		9,375	9,375
Purchase of common shares		$ 8,000	$ 11
Non-revolving credit facility		34,000			46
Galleon Gold Credit Facility		$ 8,000			$ 11
Proportion of ownership interest in associate		15.00%	15.00%
Fair value of investments in associates for which there are quoted market prices		$ 15,000
La Arena
Disclosure of detailed information about intangible assets [line items]
Disposition of subsidiary, percentage	100.00%
Contingent consideration, maximum	$ 50,000
Contingent consideration at fair value	$ 37,000